FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF SHORT-TERM INVESTMENTS WITH UNREALIZED LOSSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value	$ 13,400	$ 59,863
Short-term investments, Less than 12 months, Unrealized Losses	(14)	(223)
Short-term investments, 12 months or Greater, Fair Value	7,586	24,833
Short-term investments, 12 months or Greater, Unrealized Losses	(9)	(261)
Short-term investments, Total Fair Value	20,986	84,696
Short-term investments, Total Unrealized Losses	(23)	(484)
Commercial paper
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value	6,042	34,928
Short-term investments, Less than 12 months, Unrealized Losses	(5)	(84)
Short-term investments, Total Fair Value	6,042	34,928
Short-term investments, Total Unrealized Losses	(5)	(84)
US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value	3,760	22,964
Short-term investments, Less than 12 months, Unrealized Losses	(6)	(133)
Short-term investments, 12 months or Greater, Fair Value	6,579
Short-term investments, 12 months or Greater, Unrealized Losses	(8)
Short-term investments, Total Fair Value	10,339	22,964
Short-term investments, Total Unrealized Losses	(14)	(133)
U.S. Treasury bills
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value	488	1,971
Short-term investments, Less than 12 months, Unrealized Losses	(2)	(6)
Short-term investments, 12 months or Greater, Fair Value	1,007	24,833
Short-term investments, 12 months or Greater, Unrealized Losses	(1)	(261)
Short-term investments, Total Fair Value	1,495	26,804
Short-term investments, Total Unrealized Losses	(3)	$ (267)
Corporate debt securities
Debt Securities, Available-for-Sale, Unrealized Loss Position
Short-term investments, Less than 12 months, Fair Value	3,110
Short-term investments, Less than 12 months, Unrealized Losses	(1)
Short-term investments, Total Fair Value	3,110
Short-term investments, Total Unrealized Losses	$ (1)